ACQUISITIONS (Details 7) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Glory	Dec. 31, 2012 Glory	Dec. 31, 2011 Glory	Jun. 30, 2012 Glory Trade name	Jun. 30, 2012 Glory Customer relationship	Jun. 30, 2012 Glory Contract backlog	Jun. 30, 2012 Glory Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%
Purchase price					$ 6,616
Cash consideration paid	9,004					3,061
Fair value of cash consideration					3,555
Net tangible assets:
Current assets					1,465
Current liabilities					(1,879)
Total					(414)
Intangible assets acquired:
Intangible assets acquired								2,149	959	530	225
Goodwill		102,222	102,659	37,348	3,746
Deferred tax liability					(579)
Total					7,030
Total consideration					6,616
Estimated useful lives of intangible assets
Estimated useful lives									5 years	1 year	5 years
Pro forma information summarizing the results of operations
Net revenues						360,796	223,225
Net income						$ 2,652	$ 18,050
Net income per share
Basic (in dollars per share)						$ 0.06	$ 0.44
Diluted (in dollars per share)						$ 0.05	$ 0.42